Taxes and payroll charges payable (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Schedule of Taxes and Payroll Charges Payable

	12.31.2021	12.31.2020

INSS (social security contribution) (i)	27.9	55.8
IRRF (withholding tax)	8.1	7.4
PIS and COFINS (ii)	4.0	8.0
IPI (manufacturing tax)	0.7	0.3
FGTS (government employee severance indemnity fund)	3.1	2.4
Others	6.6	9.8

	50.4	83.7

Current portion	40.4	71.9
Non-current portion	10.0	11.8